Pay vs Performance Disclosure - USD ($)	3 Months Ended	6 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jan. 31, 2025
Pay vs Performance Disclosure [Table]
Net income	$ 307,410	$ 287,857	$ (42,564)